Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Liquidity Risk Exposure [Abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2022 and 31 December 2021.

		Balance sheet line item
	Funding analysis	Deposits by banks(3)	Deposits by customers(1)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments(2)
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	0.5	0.5	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.7	—	—	—	—	4.7	—	—
Senior unsecured – public benchmark	14.3	—	4.6	—	—	9.7	—	—
–privately placed	0.6	—	0.1	—	0.4	0.1	—	—
Covered bonds	14.9	—	—	—	—	14.9	—	—
Securitisation and structured issuance	1.0	—	—	—	—	1.0	—	—
TFSME	25.0	25.0	—	—	—	—	—	—
Subordinated liabilities and equity	3.9	—	—	—	—	—	1.9	2.0
Total wholesale funding	64.9	25.5	4.7	—	0.4	30.4	1.9	2.0
Repos	8.0	—	—	8.0	—	—	—	—
Foreign exchange and hedge accounting	1.6	—	0.1	—	—	1.1	0.4	—
Other	3.4	3.0	—	—	0.4	—	—	—
Balance sheet total	77.9	28.5	4.8	8.0	0.8	31.5	2.3	2.0

2021
Deposits by banks	0.2	0.2	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.1	—	—	—	—	5.1	—	—
Senior unsecured – public benchmark	12.3	—	5.8	—	—	6.5		—
–privately placed	0.6	—	0.1	—	0.5	—	—	—
Covered bonds	12.5	—	—	—	—	12.5	—	—
Securitisation and structured issuance	0.7	—	—	—	—	0.7	—	—
TFSME	31.9	31.9	—	—	—	—	—	—
Subordinated liabilities and equity	4.1	—	—	—	—	—	1.9	2.2
Total wholesale funding	67.4	32.1	5.9	—	0.5	24.8	1.9	2.2
Repos	11.7	—	—	11.7	—	—	—	—
Foreign exchange and hedge accounting	1.1	—	0.1	—	—	0.7	0.3	—
Other	2.1	1.8	—	—	0.3	—	—	—
Balance sheet total	82.3	33.9	6.0	11.7	0.8	25.5	2.2	2.2
(1)This is included in our balance sheet total of £195,568m (2021: £192,926m).
(2)Consists of £nil (2021: £nil ) fixed/floating rate non-cumulative callable preference shares, £0m (2021: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £1,956m (2021: £1,956m) Perpetual Capital Securities. See Notes 44 and 33 to the Consolidated Financial Statements.
(3)Other consists of items in the course of transmission and other deposits. See Note 24 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.
For details of the maturities of financial liabilities and off-balance sheet commitments, see Note 39 to the Consolidated Financial Statements.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	0.8	0.7	—	0.6	0.8	2.9	1.6	6.4	1.6	12.5
–privately placed	—	—	—	—	—	—	—	0.1	—	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	—	—	—	—	0.5	1.2	1.0	2.7
	0.8	0.7	—	0.6	0.8	2.9	2.1	7.7	2.6	15.3
Other Santander UK plc
Deposits by banks	0.2	0.3	—	—	—	0.5	—	—	—	0.5
Certificates of deposit and commercial paper	1.2	3.2	0.3	—	—	4.7	—	—	—	4.7
Senior unsecured – public benchmark	0.3	—	—	—	—	0.3	0.9	0.3	0.3	1.8
–privately placed	—	—	—	—	—	—	0.1	0.2	0.2	0.5
Covered bonds	—	1.0	0.1	0.9	—	2.0	3.4	8.4	1.1	14.9
Securitisation & structured issuance(2)	0.1	—	0.1	—	—	0.2	0.1	0.6	0.1	1.0
TFSME	—	—	—	—	—	—	—	25.0	—	25.0
Subordinated liabilities	—	—	—	—	0.4	0.4	—	—	0.8	1.2
	1.8	4.5	0.5	0.9	0.4	8.1	4.5	34.5	2.5	49.6
Other group entities
Securitisation & structured issuance(3)	—	—	—	—	—	—	—	—	—	—

Total at 2022	2.6	5.2	0.5	1.5	1.2	11.0	6.6	42.2	5.1	64.9
Of which:
–Secured	0.1	1.0	0.2	0.9	—	2.2	3.5	34.0	1.2	40.9
–Unsecured	2.5	4.2	0.3	0.6	1.2	8.8	3.1	8.2	3.9	24.0

2021
Total at 2021	3.1	3.2	2.8	0.2	0.9	10.2	5.9	40.7	10.6	67.4
Of which:
–Secured	0.2	—	0.9	0.1	0.9	2.1	2.1	33.7	7.2	45.1
–Unsecured	2.9	3.2	1.9	0.1	—	8.1	3.8	7.0	3.4	22.3
(1)95% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency
This table shows our wholesale funding by major currency at 31 December 2022 and 31 December 2021.

	2022				2021
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	18	58	24	—	9	59	32	—
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	75	25	—	—	73	27	—	—
	27	52	20	1	22	52	25	1
Other Santander UK plc
Deposits by banks	29	71	—	—	32	68	—	—
Certificates of deposit and commercial paper	56	42	2	—	45	53	2	—
Senior unsecured – public benchmark	18	62	20	—	14	46	40	—
–privately placed	95	—	5	—	92	—	6	2
Covered bonds	43	12	45	—	44	8	48	—
Securitisation & structured issuance	100	—	—	—	74	26	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	48	52	—	—	57	43	—	—
	74	12	14	—	77	10	13	—

Total	63	21	16	—	66	18	15	1

Summary of External Term Issuance, Sterling Equivalent
In 31 December 2022, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	2022	2021
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	1.2	2.1	0.6	—	3.9	2.8
Subordinated debt and equity (inc. AT1)	0.8	—	—	—	0.8	0.2
	2.0	2.1	0.6	—	4.7	3.0
Other Santander UK plc
Securitisations and other secured funding	0.6	—	—	—	0.6	—
Covered bonds	1.8	0.8	1.4	—	4.0	—
Senior unsecured – public benchmark	—	—	—	—	—	—
–privately placed	0.1	—	—	—	0.1	0.1
TFSME	—	—	—	—	—	20.2
	2.5	0.8	1.4	—	4.7	20.3
Total gross issuances	4.5	2.9	2.0	—	9.4	23.3

Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks				Assets positioned at central banks(3)		Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total		Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)		—	1,330	1,330	893	41,967	—	—	42,860	44,190
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	2,407	2,407	2,407
–Other financial assets at FVTPL	—	—	—	—	—	—	—	129	129	129
Financial assets at amortised cost:
–Loans and advances to customers	21,304	2,851	56	24,211	68,535	91,761	18,284	16,925	195,505	219,716
–Loans and advances to banks	—	—	163	163	—	—	—	829	829	992
–Repurchase agreements – non trading	—	—	—	—	—	—	—	7,348	7,348	7,348
–Other financial assets at amortised cost	—	—	48	48	—	108	—	—	108	156
Financial assets at FVOCI	—	—	4,365	4,365	—	1,659	—	—	1,659	6,024
Interests in other entities	—	—	—	—	—	—	—	252	252	252
Intangible assets	—	—	—	—	—	—	—	1,550	1,550	1,550
Property, plant and equipment	—	—	—	—	—	—	1,513	—	1,513	1,513
Current tax assets	—	—	—	—	—	—	—	478	478	478
Retirement benefit assets	—	—	—	—	—	—	—	1,050	1,050	1,050
Other assets	—	—	—	—	—	—	—	(592)	(592)	(592)
Total assets	21,304	2,851	5,962	30,117	69,428	135,495	19,797	30,376	255,096	285,213

2021
Cash and balances at central banks(1)(2)	—	—	1,580	1,580	918	45,641	—	—	46,559	48,139
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	1,681	1,681	1,681
–Other financial assets at FVTPL	—	—	—	—	—	—	—	185	185	185
Financial assets at amortised cost:
–Loans and advances to customers	15,713	3,720	100	19,533	80,624	74,890	18,893	16,154	190,561	210,094
–Loans and advances to banks	—	—	478	478	—	—	—	691	691	1,169
–Repurchase agreements – non trading	—	—	—	—	—	—	—	12,683	12,683	12,683
–Other financial assets at amortised cost	—	—	—	—	—	506	—	—	506	506
Financial assets at FVOCI	—	—	4,363	4,363	—	1,488	—	—	1,488	5,851
Interests in other entities	—	—	—	—	—	—	—	201	201	201
Intangible assets	—	—	—	—	—	—	—	1,545	1,545	1,545
Property, plant and equipment	—	—	—	—	—	—	1,548	—	1,548	1,548
Current tax assets	—	—	—	—	—	—	—	347	347	347
Retirement benefit assets	—	—	—	—	—	—	—	1,572	1,572	1,572
Other assets	—	—	—	—	—	—	—	1,577	1,577	1,577
Total assets	15,713	3,720	6,521	25,954	81,542	122,525	20,441	36,636	261,144	287,098
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.